LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 346,500	$ 367,892
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	29,166	29,297
Commercial and Industrial [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	830	296
Commercial and Industrial [Member] | Very Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	7
Commercial and Industrial [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,793	7,406
Commercial and Industrial [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,572	7,482
Commercial and Industrial [Member] | Acceptable With Care [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,307	12,803
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,122	691
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	542	612
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial and Industrial [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	53,325	48,220
Construction Loans [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	40	49
Construction Loans [Member] | Very Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	2
Construction Loans [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,133	715
Construction Loans [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,838	3,818
Construction Loans [Member] | Acceptable With Care [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	46,597	37,625
Construction Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,126	3,233
Construction Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,591	2,778
Construction Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Construction Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	169,176	186,949
Commercial Real Estate [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Very Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	300
Commercial Real Estate [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,301	19,623
Commercial Real Estate [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	63,447	66,716
Commercial Real Estate [Member] | Acceptable With Care [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	57,768	70,895
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	21,305	18,278
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,355	11,137
Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Multi Family Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,739	19,524
Multi Family Residential Real Estate [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Multi Family Residential Real Estate [Member] | Very Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Multi Family Residential Real Estate [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,203	0
Multi Family Residential Real Estate [Member] | Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,812	7,320
Multi Family Residential Real Estate [Member] | Acceptable With Care [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,340	9,704
Multi Family Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,380	1,018
Multi Family Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,004	1,482
Multi Family Residential Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Multi Family Residential Real Estate [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Loans to Individuals and Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,775	8,734
Loans to Individuals and Overdrafts [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,629	8,634
Loans to Individuals and Overdrafts [Member] | Non-Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,146	100
Family Residential Real Estate 1 to 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	35,006	41,017
Family Residential Real Estate 1 to 4 [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	29,364	33,944
Family Residential Real Estate 1 to 4 [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,632	2,839
Family Residential Real Estate 1 to 4 [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,010	4,234
Home Equity Line Of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,863	34,603
Home Equity Line Of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	30,116	32,347
Home Equity Line Of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	245	1,103
Home Equity Line Of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,502	$ 1,153